Interim condensed consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Gain on lease modification	€ 0.3
Dilution gain on investment in associate	0.3
Variation of prepaid expenses	2.8	€ 0.5
Advance payment related to Lenders' Tranche B under Debt Financing agreement	€ 1.3